Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-in Capital	Statutory Reserve	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non-controlling Interest	Total
Balance at Dec. 31, 2023	[1]	$ 2,056	$ 550	$ 25,133,933	$ 1,371,168	$ (7,268,025)	$ (1,232,901)	$ 3,031,389	$ 21,038,170
Balance (in Shares) at Dec. 31, 2023	[1]	2,054,943	549,772
Share-based compensation expenses				26,279					26,279
Issuance of fraction shares for share consolidation		$ 51		(51)
Issuance of fraction shares for share consolidation (in Shares)		51,188
Release of statutory reserve from dissolved entity					(62,618)	62,618
Net (loss) income						90,047		92,886	182,933
Foreign currency translation adjustments							(457,021)	(70,745)	(527,766)
Balance at Jun. 30, 2024		$ 2,107	$ 550	25,160,161	1,308,550	(7,115,360)	(1,689,922)	3,053,530	20,719,616
Balance (in Shares) at Jun. 30, 2024		2,106,131	549,772
Balance at Dec. 31, 2024		$ 24,840	$ 550	29,059,063	1,419,190	(7,959,276)	(1,706,460)	3,313,146	24,151,053
Balance (in Shares) at Dec. 31, 2024		24,839,131	549,772
Share-based compensation expenses				22,224					22,224
Net (loss) income						(965,254)		102,935	(862,319)
Appropriation of statutory reserve					56,509	(56,509)
Reversal of statutory reserve					(84,349)	84,349
Foreign currency translation adjustments							373,326	64,040	437,366
Balance at Jun. 30, 2025		$ 24,840	$ 550	$ 29,081,287	$ 1,391,350	$ (8,896,690)	$ (1,333,134)	$ 3,480,121	$ 23,748,324
Balance (in Shares) at Jun. 30, 2025		24,839,131	549,772

[1]	Retrospectively restated for the effect of share consolidation